Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Arconic Inc.	363,376	$9,981,939
Spirit AeroSystems Holdings Inc., Class A	61,894	5,064,167

		15,046,106

Air Freight & Logistics — 1.0%
FedEx Corp.	250,422	38,229,423

Airlines — 1.9%
American Airlines Group Inc.	286,955	8,625,867
Delta Air Lines Inc.	487,921	26,874,689
Southwest Airlines Co.	326,590	18,331,497
United Airlines Holdings Inc.(a)	210,799	19,148,981

		72,981,034

Auto Components — 0.6%
BorgWarner Inc.	238,828	9,954,351
Lear Corp.	106,082	12,493,277

		22,447,628

Automobiles — 4.0%
Ford Motor Co.	6,615,751	56,829,301
General Motors Co.	2,641,418	98,155,093

		154,984,394

Banks — 6.1%
Bank of America Corp.	3,819,353	119,431,168
CIT Group Inc.	53,739	2,304,866
Citigroup Inc.	1,417,329	101,849,262
Citizens Financial Group Inc.	269,757	9,484,656
Regions Financial Corp.	287,256	4,624,822

		237,694,774

Beverages — 0.5%
Molson Coors Brewing Co., Class B	396,161	20,885,608

Biotechnology — 3.2%
Biogen Inc.(a)	87,342	26,089,929
Celgene Corp.(a)	367,225	39,671,317
Gilead Sciences Inc.	947,822	60,385,739

		126,146,985

Building Products — 1.1%
Johnson Controls International PLC	663,134	28,733,596
Owens Corning	214,526	13,146,154

		41,879,750

Capital Markets — 1.9%
Goldman Sachs Group Inc. (The)	203,368	43,394,664
Invesco Ltd.	173,974	2,926,243
Morgan Stanley	579,473	26,684,731

		73,005,638

Chemicals — 1.0%
Eastman Chemical Co.	108,815	8,274,293
LyondellBasell Industries NV, Class A	265,122	23,781,443
Mosaic Co. (The)	333,971	6,639,344
Westlake Chemical Corp.	30,591	1,933,045

		40,628,125

Communications Equipment — 0.3%
Juniper Networks Inc.	454,848	11,289,327

Construction & Engineering — 0.6%
Fluor Corp.	185,033	2,980,881
Jacobs Engineering Group Inc.(b)	223,379	20,903,807

		23,884,688

Security	Shares	Value

Consumer Finance — 1.0%
Ally Financial Inc.	290,766	$8,906,163
Capital One Financial Corp.	315,581	29,427,928

		38,334,091

Containers & Packaging — 0.6%
International Paper Co.	251,048	10,965,777
Westrock Co.	289,168	10,806,208

		21,771,985

Diversified Financial Services — 0.3%
AXA Equitable Holdings Inc.	196,180	4,237,488
Jefferies Financial Group Inc.	159,246	2,973,123
Voya Financial Inc.	85,746	4,626,854

		11,837,465

Diversified Telecommunication Services — 10.1%
AT&T Inc.	9,669,840	372,192,142
CenturyLink Inc.	1,433,459	18,548,959

		390,741,101

Electric Utilities — 2.7%
Duke Energy Corp.	224,241	21,136,957
Edison International	137,935	8,676,112
Entergy Corp.	104,645	12,712,275
Evergy Inc.	81,596	5,214,800
Exelon Corp.	1,060,650	48,248,968
PPL Corp.	289,578	9,697,967

		105,687,079

Electrical Equipment — 0.9%
Eaton Corp. PLC	422,816	36,831,502

Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics Inc.(a)	126,890	10,059,839
Corning Inc.	878,693	26,035,674
Flex Ltd.(a)(b)	894,665	10,512,314

		46,607,827

Energy Equipment & Services — 0.1%
Baker Hughes Co.	159,271	3,408,399

Entertainment — 0.3%
Viacom Inc., Class B, NVS	611,656	13,187,303

Equity Real Estate Investment Trusts (REITs) — 1.8%
Host Hotels & Resorts Inc.	3,832,138	62,808,742
Kimco Realty Corp.	291,458	6,283,834

		69,092,576

Food & Staples Retailing — 3.1%
Kroger Co. (The)	1,371,464	33,792,873
Walgreens Boots Alliance Inc.	1,553,660	85,109,495

		118,902,368

Food Products — 2.8%
Ingredion Inc.	94,762	7,486,198
JM Smucker Co. (The)	186,855	19,746,836
Kraft Heinz Co. (The)	1,080,365	34,928,201
Tyson Foods Inc., Class A	567,271	46,964,366

		109,125,601

Health Care Providers & Services — 5.6%
AmerisourceBergen Corp.	85,027	7,259,605
Anthem Inc.	130,293	35,059,241
Cardinal Health Inc.	241,123	11,923,532
Centene Corp.(a)(b)	241,481	12,817,812
Cigna Corp.(a)(b)	256,977	45,860,115
CVS Health Corp.	1,033,449	68,610,679

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
DaVita Inc.(a)(b)	73,942	$4,333,001
McKesson Corp.	168,270	22,379,910
Universal Health Services Inc., Class B	56,298	7,738,723

		215,982,618

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	463,597	19,883,675
Norwegian Cruise Line Holdings Ltd.(a)	175,974	8,932,440
Royal Caribbean Cruises Ltd.	78,336	8,525,307

		37,341,422

Household Durables — 1.8%
DR Horton Inc.	210,002	10,997,805
Lennar Corp., Class A	328,295	19,566,382
Mohawk Industries Inc.(a)(b)	49,962	7,163,551
Newell Brands Inc.	548,403	10,403,205
PulteGroup Inc.	245,479	9,632,596
Whirlpool Corp.	71,675	10,903,201

		68,666,740

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp./VA	406,459	6,930,126
Vistra Energy Corp.	321,961	8,702,606

		15,632,732

Insurance — 2.9%
American International Group Inc.	611,989	32,410,937
Athene Holding Ltd., Class A(a)	111,126	4,817,312
Brighthouse Financial Inc.(a)	92,868	3,506,696
Hartford Financial Services Group Inc. (The)	126,270	7,207,492
Lincoln National Corp.	144,407	8,156,107
Loews Corp.(b)	126,217	6,184,633
MetLife Inc.	520,237	24,341,889
Prudential Financial Inc.	242,090	22,064,083
Unum Group	155,335	4,277,926

		112,967,075

Internet & Direct Marketing Retail — 0.1%
Qurate Retail Inc., Series A(a)	406,860	3,881,444

IT Services — 4.0%
Alliance Data Systems Corp.	62,229	6,222,900
DXC Technology Co.	451,636	12,496,768
International Business Machines Corp.	1,019,143	136,289,994

		155,009,662

Machinery — 2.0%
Cummins Inc.	219,889	37,926,455
PACCAR Inc.	448,640	34,123,558
Wabtec Corp.	87,232	6,051,284

		78,101,297

Media — 1.0%
Discovery Inc., Class A(a)(b)	214,412	5,779,475
Discovery Inc., Class C, NVS(a)	460,480	11,622,515
DISH Network Corp., Class A(a)(b)	158,328	5,443,316
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	64,470	2,895,348
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	123,651	5,587,789
News Corp., Class A, NVS	642,508	8,808,785

		40,137,228

Metals & Mining — 0.7%
Freeport-McMoRan Inc.	987,260	9,694,893
Nucor Corp.	227,700	12,261,645
Steel Dynamics Inc.	208,459	6,328,815

		28,285,353

Security	Shares	Value

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	319,781	$5,452,266
Annaly Capital Management Inc.	745,059	6,690,630

		12,142,896

Multiline Retail — 2.0%
Kohl’s Corp.	228,015	11,688,049
Macy’s Inc.	540,670	8,196,557
Nordstrom Inc.	109,908	3,945,697
Target Corp.	492,004	52,600,148

		76,430,451

Oil, Gas & Consumable Fuels — 4.8%
Chevron Corp.	861,281	100,029,175
Cimarex Energy Co.	50,337	2,125,228
Devon Energy Corp.	159,322	3,231,050
HollyFrontier Corp.	111,179	6,108,174
Marathon Oil Corp.	305,775	3,525,586
Marathon Petroleum Corp.	412,845	26,401,438
Parsley Energy Inc., Class A	125,796	1,988,835
Phillips 66	154,944	18,100,558
Valero Energy Corp.	247,528	24,005,266

		185,515,310

Personal Products — 0.2%
Coty Inc., Class A	664,923	7,772,950

Pharmaceuticals — 5.0%
Allergan PLC	389,556	68,604,707
Jazz Pharmaceuticals PLC(a)	38,398	4,823,941
Mylan NV(a)(b)	591,706	11,331,170
Perrigo Co. PLC	94,216	4,995,332
Pfizer Inc.	2,688,362	103,152,450

		192,907,600

Professional Services — 0.2%
ManpowerGroup Inc.	93,578	8,508,112

Real Estate Management & Development — 1.1%
CBRE Group Inc., Class A(a)	362,072	19,388,956
Jones Lang LaSalle Inc.	152,395	22,328,915

		41,717,871

Road & Rail — 0.3%
AMERCO	11,113	4,501,209
Knight-Swift Transportation Holdings Inc.(b)	251,260	9,160,940

		13,662,149

Semiconductors & Semiconductor Equipment — 14.1%
Applied Materials Inc.	456,917	24,792,316
Intel Corp.	5,696,498	322,023,032
Lam Research Corp.	169,693	45,993,591
Micron Technology Inc.(a)(b)	2,728,515	129,740,888
ON Semiconductor Corp.(a)(b)	522,230	10,653,492
Qorvo Inc.(a)(b)	162,264	13,120,667

		546,323,986

Specialty Retail — 0.1%
Gap Inc. (The)	275,892	4,486,004

Technology Hardware, Storage & Peripherals — 3.7%
Hewlett Packard Enterprise Co.	3,212,905	52,723,771
HP Inc.	1,602,524	27,835,842
Seagate Technology PLC	357,068	20,720,656
Western Digital Corp.	633,856	32,738,662
Xerox Holdings Corp.(a)	349,918	11,872,718

		145,891,649

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd.(a)(b)	159,213	$4,946,748
Ralph Lauren Corp.	43,629	4,191,002

		9,137,750

Trading Companies & Distributors — 0.7%
United Rentals Inc.(a)(b)	199,069	26,589,646

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	921,825	5,724,533

Total Common Stocks — 99.8% (Cost: $3,842,923,786)		3,877,447,255

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	66,946,304	66,979,777
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	10,246,000	10,246,000

		77,225,777

Total Short-Term Investments — 2.0% (Cost: $77,220,120)		77,225,777

Total Investments in Securities — 101.8% (Cost: $3,920,143,906)		3,954,673,032

Other Assets, Less Liabilities — (1.8)%		(70,288,208)

Net Assets — 100.0%		$3,884,384,824

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	38,724,850	28,221,454	66,946,304	$66,979,777	$34,103	(a)	$(2,040)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,764,000	482,000	10,246,000	10,246,000	32,699		—	—

				$77,225,777	$66,802		$(2,040)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	28	12/20/19	$2,189	$57,985
S&P 500 E-Mini Index	25	12/20/19	3,795	116,145

				$174,130

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI USA Value Factor ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,877,447,255	$—	$—	$3,877,447,255
Money Market Funds	77,225,777	—	—	77,225,777

	$3,954,673,032	$—	$—	$3,954,673,032

Derivative financial instruments(a)
Assets
Futures Contracts	$174,130	$—	$—	$174,130

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4